Deferred tax assets and liabilities (Details 2) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax liabilities	€ 7,956	€ 10,169	€ 10,953
Deferred tax assets, gross	7,615	8,347
Accumulated write-downs of deferred tax assets	5,741	5,262
Deferred tax assets, net	(7,615)	(8,347)
Accelerated Tax Depreciation [Member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax liabilities	6,612	8,323
Difference between the fair value and the carrying amount of assets acquired [Member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax liabilities	849	1,106
Site restoration and abandonment (tangible assets) [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax liabilities	85	305
Application of the weighted average cost method in evaluation of inventories [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax liabilities	44	70
Other [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax liabilities	366	365
Carry-forward tax losses [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(5,528)	(5,240)
Site restoration and abandonment (provisions for contingencies) [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(1,986)	(2,747)
Timing differences on depreciation and amortization [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(2,104)	(2,164)
Accruals for impairment losses and provisions for contingencies [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(1,460)	(1,404)
Impairment losses [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(792)	(801)
Over/Under lifting [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(604)	(395)
Employee benefits [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(212)	(194)
Unrealized intercompany profits [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	(124)	(130)
Other [member]
Disclosure Of Deferred Taxes Liabilities [Line Items]
Deferred tax assets, gross	€ (546)	€ (534)